Share-based compensation - Schedule of restricted share units (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2019 shares $ / shares
Number of restricted share units - Vested
Dividends (in shares)		1,591
Phantom restricted share units - US$ denominated
Number of restricted share units - Non-vested
Outstanding, beginning of year (in shares)		1,383,642	2,101,733	2,456,315	2,456,315
Granted (in shares)		1,383,983	357,966	891,863	891,863
Vested (in shares)		(805,429)	(982,395)	(1,162,723)	(1,162,723)
Forfeited (in shares)		(111,389)	(93,662)	(83,722)	(83,722)
Outstanding, end of year (in shares)		1,850,807	1,383,642	2,101,733	2,101,733
Number of restricted share units - Vested
Vested (in shares)		805,429	982,395	1,162,723	1,162,723
Exercised (in shares)		(805,429)	(982,395)	(1,162,723)	(1,162,723)
Grant-date fair value
Outstanding, beginning of year (in USD and CDN dollars per share) | $ / shares		$ 7.94	$ 6.70	$ 5.69
Granted (in USD and CDN dollars per share) | $ / shares		27.26	11.11	7.27
Vested (in USD and CDN dollars per share) | $ / shares		7.29	6.51	5.07
Exercised (in USD and CDN dollars per share) | $ / shares		7.29	6.51	5.07
Forfeited (in USD and CDN dollars per share) | $ / shares		20.16	7.12	5.95
Outstanding, end of year (in USD and CDN dollars per share) | $ / shares		$ 21.94	$ 7.94	$ 6.70
Phantom restricted share units - Canadian $ denominated
Number of restricted share units - Vested
Outstanding, beginning of year (in shares)				145,345	145,345
Exercised (in shares)				(145,345)	(145,345)
Grant-date fair value
Outstanding, beginning of year (in USD and CDN dollars per share) | $ / shares					$ 4.75
Exercised (in USD and CDN dollars per share) | $ / shares					$ 4.75
Phantom Restricted Share Units Settled With Subordinate Voting Shares
Number of restricted share units - Vested
Exercised (in shares)		(32,244)
Phantom Restricted Share Units and Phantom Share Units Settled With Cash
Number of restricted share units - Vested
Exercised (in shares)		(773,185)
Grant-date fair value
Exercised (in USD and CDN dollars per share) | $ / shares		$ 33.24
Expense from cash-settled share-based payment transactions | $		$ 26
Phantom restricted share units
Number of restricted share units - Non-vested
Outstanding, end of year (in shares)		285,386
Phantom restricted share units | TELUS Corporation (parent)
Number of restricted share units - Non-vested
Outstanding, beginning of year (in shares)		156,749	253,622	263,128	263,128
Granted (in shares)		24,757	13,217	94,342	94,342
Vested (in shares)		(85,154)	(113,737)	(113,062)	(113,062)
Issued in lieu of dividends (in shares)		5,023	10,156	9,214	9,214
Forfeited (in shares)		(23,364)	(6,509)	0	0
Outstanding, end of year (in shares)		78,011	156,749	253,622	253,622
Number of restricted share units - Vested
Vested (in shares)		85,154	113,737	113,062	113,062
Exercised (in shares)		(86,745)	(113,737)	(113,062)	(113,062)
Grant-date fair value
Outstanding, beginning of year (in USD and CDN dollars per share) | $ / shares		$ 24.17	$ 23.78	$ 16.45
Granted (in USD and CDN dollars per share) | $ / shares		27.58	24.97	21.38
Vested (in USD and CDN dollars per share) | $ / shares		23.96	25.49	21.25
Issued in lieu of dividends (in dollars per share) | $ / shares		27.43	15.42	26.99
Exercised (in USD and CDN dollars per share) | (per share)	$ 27.58	25.22	25.49	21.25
Forfeited (in USD and CDN dollars per share) | $ / shares		24.72	23.59	0
Outstanding, end of year (in USD and CDN dollars per share) | $ / shares		$ 24.20	$ 24.17	$ 23.78
Expense from cash-settled share-based payment transactions | $		$ 2
Restricted Stock Units
Number of restricted share units - Non-vested
Granted (in shares)		1,191,919
Outstanding, end of year (in shares)		1,083,542
Performance Share Units
Number of restricted share units - Non-vested
Granted (in shares)		192,064
Outstanding, end of year (in shares)		192,064